HELD-TO-MATURITY SECURITIES	12 Months Ended
Dec. 31, 2010
HELD-TO-MATURITY SECURITIES
The amortized cost and corresponding fair value of held-to-maturity securities were as follows:

	12/31/2010				12/31/2009
	Amortized cost	Unrealized		Fair value	Amortized cost	Unrealized		Fair value
		Gains	Losses			Gains	Losses
Brazilian federal government securities	2,099	569	-	2,668	1,273	299	-	1,572
Brazilian government external debt securities	226	28	-	254	238	42	-	280
Government debt securities – other countries	16	-	-	16	17	-	-	17
Corporate debt securities	165	7	-	172	234	21	-	255
TOTAL	2,506	604	-	3,110	1,762	362	-	2,124

The amortized cost and fair value of held-to-maturity securities, by maturity, were as follows:

	12/31/2010
	Amortized cost	Fair value
Due within one year	283	288
From 1 to 5 years	343	383
From 5 to 10 years	61	308
After 10 years	1,819	2,131
TOTAL	2,506	3,110

We have no held-to-maturity securities that have been in a continuous unrealized loss position for over 12 months as of December 31, 2010 and 2009.